Segmented Information - Assets and Liabilities by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total general fund assets	$ 221,935	$ 204,789
Total investment for account of segregated fund holders	148,786	128,452
Total general fund liabilities	195,806	180,589
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets	(326)	(1,057)
Total investment for account of segregated fund holders	0	0
Total general fund liabilities	(326)	(1,057)
Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	120,987	114,838
Total investment for account of segregated fund holders	140,900	120,963
Total general fund liabilities	114,300	107,629
U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	37,006	34,820
Total investment for account of segregated fund holders	429	414
Total general fund liabilities	30,495	28,860
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	11,066	9,979
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	11,066	9,979
Total investment for account of segregated fund holders	0	0
Total general fund liabilities	7,858	7,434
Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	43,158	37,405
Total investment for account of segregated fund holders	7,457	7,075
Total general fund liabilities	37,780	31,866
Corporate
Disclosure of operating segments [line items]
Total general fund assets	10,044	8,804
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	10,044	8,804
Total investment for account of segregated fund holders	0	0
Total general fund liabilities	$ 5,699	$ 5,857